Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2023
Derivatives and hedge accounting
Schedule of derivatives

Derivatives by categories

	December 31, 2023			December 31, 2022
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts[1]	Fair value	Fair value	amounts[1]
Interest rate-related contracts	3,918	1,720	483,545	2,396	2,119	423,124
of which in fair value hedges	-980	486	258,157	560	8,282	247,039
of which in cash flow hedges	-60	—	5,000	—	123	5,000
Currency-related contracts	2,509	9,789	158,019	7,897	8,056	189,323
of which in fair value hedges	1,786	2,682	36,236	1,026	3,829	29,479
Equity-related contracts	5	1,002	3,722	11	2,901	12,022
Contracts related to commodities, credit risk, etc.	—	126	5,533	—	111	3,330
Total derivatives[2]	6,432	12,637	650,819	10,304	13,187	627,799
1	Nominal amounts before set-off.
2	All derivatives are used for economic hedging purposes.

Maturity analysis of the nominal amounts of hedging instruments

	December 31, 2023
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	58,119	168,837	25,436	252,392
Hedge of fixed rate liabilities	—	2,301	3,464	5,765
Hedge of floating rate assets	—	5,000	—	5,000
Currency-related contracts
Hedge of fixed rate assets	152	13,371	5,777	19,300
Hedge of fixed rate liabilities	2,583	12,908	1,445	16,936

	December 31, 2022
		1 year		Nominal
Skr mn	< 1 year	< 5 years	> 5 years	amounts
Interest rate-related contracts
Hedge of fixed rate assets	1	111	921	1,033
Hedge of fixed rate liabilities	88,652	136,730	20,624	246,006
Hedge of floating rate assets	—	5,000	—	5,000
Currency-related contracts
Hedge of fixed rate assets	3,824	4,442	558	8,824
Hedge of fixed rate liabilities	5,160	12,908	2,587	20,655

Schedule of carrying amount of hedge items in fair value hedge and its adjustments

	December 31, 2023		December 31, 2022
Assets		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	12,852	-648	12,757	-1,089
Loans to credit institutions	1,002	-15	988	-45
Loans to the public	12,612	-127	14,371	-514
Total	26,466	-790	28,116	-1,648

	December 31, 2023		December 31, 2022
Liabilities		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	256,561	-1,622	235,370	-9,312
Total	256,561	-1,622	235,370	-9,312

Schedule of cash flow hedge effectiveness

Cash flow hedge effectiveness

Skr mn	2023	2022
Changes in fair value of hedging instruments	63	-122
Changes in value of hedged items uses as a basis for recognizing hedge ineffectiveness	-60	126
Hedge ineffectiveness recognized in profit or loss[1]	—	—
Hedging gain or losses recognized in other comprehensive income	63	-122

1 Recognized in the line item “Net result of financial transactions”.

Schedule of cash flow hedge reserve

Skr mn	2023	2022
Opening balance January 1	-97	—
Valuation gains and losses	122	-137
Tax on valuation gains and losses	-25	28
Transferred to the income statement	-59	15
Tax on transfers to the income statement	12	-3
Other comprehensive income, net of tax	50	-97
Total comprehensive income	50	-97
Closing balance December 31	-47	-97
of which relates to continuing hedges for which hedge accounting is applied	-47	-97
of which relates to hedging relationships for which hedge accounting is no longer applied	—	—

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2023	Dec 31, 2022
Gross amounts of recognized financial assets	10,705	19,557
Amounts offset in the Statement of Financial Position	-4,273	-9,253
Net amounts of financial assets presented in the Statement of Financial Position	6,432	10,304
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-2,049	-3,749
Cash collateral received	-3,573	-6,539
Net amount	810	16

Schedule of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

Skr mn	Dec 31, 2023	Dec 31, 2022
Gross amounts of recognized financial liabilities	16,910	22,440
Amounts offset in the Statement of Financial Position	-4,273	-9,253
Net amounts of financial liabilities presented in the Statement of Financial Position	12,637	13,187
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-2,049	-3,749
Cash collateral paid	-10,353	-9,186
Net amount	235	252